									Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2013-A									PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2013

A.	DATES						Begin	End	# days

1	Payment Date							1/15/2014
2	Collection Period						12/1/2013	12/31/2013	31
3	Monthly Interest Period-Actual						12/16/2013	1/14/2014	30
4	Monthly Interest - Scheduled						12/15/2013	1/14/2014	30

B.	SUMMARY

					Principal Payment
			Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes		110,000,000.00	47,408,910.29	-	-	15,063,500.21	32,345,410.08	0.2940492
6	Class A-2a Notes		179,000,000.00	179,000,000.00	-	-	-	179,000,000.00	1.0000000
7	Class A-2b Notes		164,000,000.00	164,000,000.00	-	-	-	164,000,000.00	1.0000000
8	Class A-3 Notes		215,000,000.00	215,000,000.00	-	-	-	215,000,000.00	1.0000000
9	Class A-4 Notes		85,170,000.00	85,170,000.00	-	-	-	85,170,000.00	1.0000000
10	Total Class A Notes		753,170,000.00	690,578,910.29	0.00	0.00	15,063,500.21	675,515,410.08
11	Class B Notes		30,040,000.00	30,040,000.00	-	-	-	30,040,000.00	1.0000000

12	Total Notes		$783,210,000.00	720,618,910.29	$0.00	$0.00	$15,063,500.21	705,555,410.08

	Overcollateralization
13	Exchange Note		89,663,305.03	84,621,388.81				83,242,898.67
14	Series 2013-A Notes		23,759,745.31	40,973,589.00				43,630,677.95

15	Total Overcollateralization		113,423,050.34	125,594,977.81				126,873,576.62
16	Total Target Overcollateralization		$126,873,576.62	126,873,576.62				126,873,576.62

		One-Month LIBOR		Interest Pmt Due	Per $1000	Principal	Per $1000	Interest
			Coupon Rate		Face Amount	Payment Due	Face Amount	Shortfall
17	Class A-1 Notes		0.25000%	9,876.86	0.0897896	15,063,500.21	136.9409110	0.00
18	Class A-2a Notes		0.73000%	108,891.67	0.6083334	0.00	0.0000000	0.00
19	Class A-2b Notes	0.16660%	0.48660%	66,502.00	0.4055000	0.00	0.0000000	0.00
20	Class A-3 Notes		1.10000%	197,083.33	0.9166667	0.00	0.0000000	0.00
21	Class A-4 Notes		1.40000%	99,365.00	1.1666667	0.00	0.0000000	0.00
22	Total Class A Notes			481,718.86	0.6395885	15,063,500.21	20.0001331	0.00
23	Class B Notes		1.64000%	41,054.67	1.3666668	0.00	0.0000000	0.00

24	Totals			522,773.53	0.6674756	15,063,500.21	19.2330284	0.00
		Initial Balance		Beginning Balance				Ending Balance
25	Exchange Note Balance		806,969,745.31	761,592,499.29				749,186,088.03

	Reference Pool Balance Data			Initial	Current
26	Discount Rate			3.50%	3.50%
27	Aggregate Securitization Value			896,633,050.34	832,428,986.70
28	Aggregate Base Residual Value (Not Discounted)			613,408,064.53	599,972,816.10

				Units	Securitization Value
29	Securitization Value — Beginning of Period			41,474	846,213,888.10
30	Depreciation/Payments				(9,226,598.09)
31	Gross Credit Losses			(42)	(862,157.02)
32	Scheduled & Early Terminations			(3)	(61,449.52)
33	Payoff Units & Lease Reversals			(170)	(3,634,696.77)
34	Repurchased Leases			-	-

35	Securitization Value - End of Period			41,259	832,428,986.70

World Omni Automobile Lease Securitization Trust 2013-A						PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2013

C.	SERVICING FEE

36	Servicing Fee Due				705,178.24

37	Unpaid Servicing Fees - Prior Collection Periods				0.00

38	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period				(9,876.63)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
39	Required Reserve Account Balance (.50% of Initial Securitization Value)				4,483,165.25
40	Beginning Reserve Account Balance				4,483,165.25
41	Ending Reserve Account Balance				4,483,165.25

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
42	Total Active Units (Excluding Inventory)	40,983	99.48%	826,730,299.05
43	31 - 60 Days Delinquent	175	0.43%	3,585,796.35
44	61 - 90 Days Delinquent	28	0.07%	578,012.54
45	91+ Days Delinquent	10	0.02%	225,058.49

46	Total	41,196	100.00%	831,119,166.43

47	Current Period Net Residual Losses/(Gains)				2,589.02

48	Current Period Net Credit Losses/(Gains)				318,968.60

World Omni Automobile Lease Securitization Trust 2013-A			PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2013

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

49	Collected Amounts	17,699,680.55

50	Investment Earnings on Collection Account	610.11

51	Total Collected Amounts, prior to Servicer Advances	17,700,290.66

52	Servicer Advance	0.00

53	Total Collected Amounts - Available for Distribution	17,700,290.66

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

54	Servicing Fee	705,178.24
55	Interest on the Exchange Note - to the Trust Collection Account	1,040,843.08
56	Principal on the Exchange Note - to the Trust Collection Account	12,406,411.26
57	Trust Collection Account Shortfall Amount - to the Trust Collection Account	2,078,758.01
58	Remaining Funds Payable to Trust Collection Account	1,469,100.07

59	Total Distributions	17,700,290.66

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

60	Available Funds	16,995,112.42

61	Investment Earnings on Reserve Account	169.60

62	Reserve Account Draw Amount	0.00

63	Total Available Funds - Available for Distribution	16,995,282.02

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

64	Administration Fee	35,258.91
65	Class A Noteholders' Interest Distributable Amount	481,718.86
66	Noteholders' First Priority Principal Distributable Amount	-
67	Class B Noteholders' Interest Distributable Amount	41,054.67
68	Noteholders' Second Priority Principal Distributable Amount	-
69	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
70	Noteholders' Regular Principal Distributable Amount	15,063,500.21
71	Remaining Funds Payable to Certificateholder	1,373,749.37

72	Total Distributions	16,995,282.02